Quarterly Holdings Report
for
Fidelity® Municipal Income 2025 Fund
March 31, 2023
M25-NPRT3-0523
1.9885833.105
Municipal Bonds - 98.3%
	Principal Amount (a)	Value ($)
Alabama - 2.5%
Black Belt Energy Gas District Series 2022 C1, 5.25% 6/1/25	500,000	514,548
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	100,636
TOTAL ALABAMA		615,184
Arizona - 2.4%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	75,000	79,083
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (b)	250,000	260,549
Series 2017 B, 5% 7/1/25	250,000	263,553
TOTAL ARIZONA		603,185
California - 3.6%
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2015 A, 5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	365,000	385,308
Poway Unified School District Series 2009, 0% 8/1/25	90,000	84,321
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (b)	150,000	155,569
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	278,312
TOTAL CALIFORNIA		903,510
Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	186,426
Connecticut - 11.3%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	184,509
Series 2016 D, 5% 8/15/25	330,000	349,464
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	41,803
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	419,095
Series 2022 M, 5% 7/1/25	175,000	181,267
Series K1, 5% 7/1/25	280,000	283,491
Series K3, 5% 7/1/25	200,000	202,494
Series N, 5% 7/1/25	50,000	50,998
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (b)	935,000	969,942
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	150,000	158,154
TOTAL CONNECTICUT		2,841,217
District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	78,509
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	263,385
TOTAL DISTRICT OF COLUMBIA		341,894
Florida - 6.8%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (b)	500,000	520,825
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (b)	95,000	98,726
5% 10/1/25 (Escrowed to Maturity) (b)	205,000	214,640
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	451,385
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	52,778
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	42,133
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	209,304
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	104,330
TOTAL FLORIDA		1,694,121
Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (b)	50,000	52,110
Hawaii - 4.2%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/25	1,000,000	1,049,950
Illinois - 7.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (b)	100,000	103,102
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	259,780
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	145,000	150,549
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	210,191
Series 2016, 5% 5/15/25	250,000	260,228
Series 2019, 5% 9/1/25	200,000	199,722
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	200,985
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	103,570
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	185,000	174,856
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	250,002
TOTAL ILLINOIS		1,912,985
Indiana - 1.6%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (c)	55,000	54,003
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	26,368
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	315,995
TOTAL INDIANA		396,366
Kentucky - 1.7%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	105,664
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	313,727
TOTAL KENTUCKY		419,391
Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	102,760
Maine - 2.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	475,636
Series 2017 B, 4% 7/1/25	100,000	102,287
TOTAL MAINE		577,923
Maryland - 0.6%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	156,794
Massachusetts - 5.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	255,765
Bonds Series 2017 A2, 5%, tender 1/30/25 (c)	10,000	10,382
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	156,661
Series 2016 I, 5% 7/1/25	50,000	51,670
Series 2019 K, 5% 7/1/25	50,000	52,220
Series 2019, 5% 7/1/25	170,000	176,499
Series 2022, 5% 7/1/25	125,000	128,169
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	259,172
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (b)	300,000	312,129
TOTAL MASSACHUSETTS		1,402,667
Michigan - 3.3%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	308,713
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	156,661
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	103,735
Warren Consolidated School District Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	250,000	256,189
TOTAL MICHIGAN		825,298
Missouri - 3.8%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	370,000	389,478
Series 2017 B, 5% 7/1/25 (Assured Guaranty Muni. Corp. Insured) (b)	250,000	259,282
Series 2019 C, 5% 7/1/25	290,000	304,489
TOTAL MISSOURI		953,249
Nebraska - 0.5%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (c)	125,000	125,353
Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	63,063
New Hampshire - 1.3%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	52,098
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	210,574
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	73,429
TOTAL NEW HAMPSHIRE		336,101
New Jersey - 3.9%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	207,989
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	108,576
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	15,650
Series 2016 E, 5% 7/1/25	50,000	52,243
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	411,009
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	129,048
Series 2016 A, 5% 6/15/25	40,000	41,780
TOTAL NEW JERSEY		966,295
New York - 2.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	30,904
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015, 5% 6/15/27 (Pre-Refunded to 6/15/25 @ 100)	200,000	211,190
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (b)	255,000	262,659
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	103,603
Series 2018, 5% 1/1/25	15,000	15,332
TOTAL NEW YORK		623,688
Ohio - 4.1%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	156,537
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	147,497
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	204,381
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	208,660
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	197,611
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	104,006
TOTAL OHIO		1,018,692
Oregon - 2.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	197,482
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (b)	420,000	435,594
TOTAL OREGON		633,076
Pennsylvania - 11.5%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	626,774
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	383,859
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	31,035
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	105,697
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	126,879
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	121,151
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	114,169
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	52,165
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	445,000	463,099
Series 2015 AQ, 5% 6/15/25	200,000	210,034
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	52,498
Series 2017 B, 5% 7/1/25 (b)	210,000	217,244
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	21,018
Series 2018 A, 5% 9/1/25	50,000	52,544
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	314,491
TOTAL PENNSYLVANIA		2,892,657
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2022 A1, 5.375% 7/1/25	100,000	101,540
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	260,205
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	15,561
Series 2017, 5% 4/1/25	265,000	272,908
TOTAL TENNESSEE		548,674
Texas - 0.8%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (b)	200,000	206,943
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (b)	30,000	31,167
Vermont - 2.7%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2015 A, 5% 6/15/25 (b)	300,000	310,753
Series 2019 A, 5% 6/15/25 (b)	105,000	108,764
Series 2020 A, 5% 6/15/25 (b)	250,000	258,961
TOTAL VERMONT		678,478
Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	128,439
Washington - 2.6%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (b)	465,000	484,390
Washington Convention Ctr. Pub. Facilities Series 2018, 5% 7/1/25	155,000	158,394
TOTAL WASHINGTON		642,784
Wisconsin - 2.4%
Pub. Fin. Auth. Hosp. Rev. Series 2016, 5% 6/1/25	180,000	186,698
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (c)	40,000	41,473
Series 2014, 5% 5/1/25	100,000	101,828
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	10,558
Series 2017 A:
5% 4/1/25	155,000	161,479
5% 9/1/25 (Escrowed to Maturity)	100,000	105,470
TOTAL WISCONSIN		607,506
TOTAL MUNICIPAL BONDS (Cost $25,127,023)		24,639,486

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.21% (d)(e) (Cost $269,000)	268,946	269,000

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $25,396,023)	24,908,486
NET OTHER ASSETS (LIABILITIES) - 0.6%	143,453
NET ASSETS - 100.0%	25,051,939

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.21%	578,000	4,024,000	4,333,000	9,106	-	-	269,000	0.0%
Total	578,000	4,024,000	4,333,000	9,106	-	-	269,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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